Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Entity Central Index Key	0001006373
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000017156
Shareholder Report [Line Items]
Fund Name	DWS Small Cap Index VIP
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Small Cap Index VIP (the "Fund") for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$20	0.37%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.42%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.37%	[1]
AssetsNet	$ 502,701,005
Holdings Count | Holding	1,987
Advisory Fees Paid, Amount	$ 530,533
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	502,701,005
Number of Portfolio Holdings	1,987
Portfolio Turnover Rate (%)	23
Total Net Advisory Fees Paid ($)	530,533

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Government & Agency Obligations	0%
Rights	0%
Warrants	0%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Health Care	20%
Financials	18%
Industrials	15%
Information Technology	14%
Consumer Discretionary	9%
Real Estate	6%
Energy	6%
Materials	4%
Utilities	3%
Communication Services	2%
Consumer Staples	2%

Ten Largest Equity Holdings

Table Summary
Holdings	3.4% of Net Assets
Moog, Inc.	0.4%
Hut 8 Corp.	0.4%
Viasat, Inc.	0.4%
BrightSpring Health Services, Inc.	0.4%
Cytokinetics, Inc.	0.3%
MaxLinear, Inc.	0.3%
Argan, Inc.	0.3%
UMB Financial Corp.	0.3%
JFrog Ltd.	0.3%
Riot Platforms, Inc.	0.3%

C000017157
Shareholder Report [Line Items]
Fund Name	DWS Small Cap Index VIP
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Small Cap Index VIP (the "Fund") for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$36	0.66%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.70%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.66%	[2]
AssetsNet	$ 502,701,005
Holdings Count | Holding	1,987
Advisory Fees Paid, Amount	$ 530,533
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	502,701,005
Number of Portfolio Holdings	1,987
Portfolio Turnover Rate (%)	23
Total Net Advisory Fees Paid ($)	530,533

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Government & Agency Obligations	0%
Rights	0%
Warrants	0%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Health Care	20%
Financials	18%
Industrials	15%
Information Technology	14%
Consumer Discretionary	9%
Real Estate	6%
Energy	6%
Materials	4%
Utilities	3%
Communication Services	2%
Consumer Staples	2%

Ten Largest Equity Holdings

Table Summary
Holdings	3.4% of Net Assets
Moog, Inc.	0.4%
Hut 8 Corp.	0.4%
Viasat, Inc.	0.4%
BrightSpring Health Services, Inc.	0.4%
Cytokinetics, Inc.	0.3%
MaxLinear, Inc.	0.3%
Argan, Inc.	0.3%
UMB Financial Corp.	0.3%
JFrog Ltd.	0.3%
Riot Platforms, Inc.	0.3%

[1]	Annualized.
[2]	Annualized.